Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Select Mid Cap Growth Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	CBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Allocations
| An overweight to the communications services sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Natera, a medical diagnostics company; Howmet Aerospace, a metals manufacturing company; and XPO, a freight transportation services company, were among the top relative contributors to Fund performance.
Allocations
| An underweight to the financials sector detracted from relative results.
Individual holdings
| Fund positions in Lattice Semiconductor, a semiconductor company; MongoDB, a general-purpose database platform; and Trex Company, a wood-alternative manufacturing company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	16.27	10.03	9.60
Class A (including sales charges) (a)	9.61	8.73	8.95
Russell ® Midcap Growth Index	19.07	10.50	10.61
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmarks, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,541,448,107
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 11,506,515
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,541,448,107
Total number of portfolio holdings	71
Management services fees (represents 0.77% of Fund average net assets)	$ 11,506,515
Portfolio turnover for the reporting period	174%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Growth Fund - Advisor Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	CPGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Allocations
| An overweight to the communications services sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Natera, a medical diagnostics company; Howmet Aerospace, a metals manufacturing company; and XPO, a freight transportation services company, were among the top relative contributors to Fund performance.
Allocations
| An underweight to the financials sector detracted from relative results.
Individual holdings
| Fund positions in Lattice Semiconductor, a semiconductor company; MongoDB, a general-purpose database platform; and Trex Company, a wood-alternative manufacturing company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	16.58	10.31	9.88
Russell ® Midcap Growth Index	19.07	10.50	10.61
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmarks, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,541,448,107
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 11,506,515
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,541,448,107
Total number of portfolio holdings	71
Management services fees (represents 0.77% of Fund average net assets)	$ 11,506,515
Portfolio turnover for the reporting period	174%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Growth Fund - Class C - [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	CMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 202	1.88%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Allocations
| An overweight to the communications services sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Natera, a medical diagnostics company; Howmet Aerospace, a metals manufacturing company; and XPO, a freight transportation services company, were among the top relative contributors to Fund performance.
Allocations
| An underweight to the financials sector detracted from relative results.
Individual holdings
| Fund positions in Lattice Semiconductor, a semiconductor company; MongoDB, a general-purpose database platform; and Trex Company, a wood-alternative manufacturing company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	15.41	9.21	8.78
Class C (including sales charges) (a)	14.41	9.21	8.78
Russell ® Midcap Growth Index	19.07	10.50	10.61
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmarks, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,541,448,107
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 11,506,515
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,541,448,107
Total number of portfolio holdings	71
Management services fees (represents 0.77% of Fund average net assets)	$ 11,506,515
Portfolio turnover for the reporting period	174%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Growth Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CLSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Allocations
| An overweight to the communications services sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Natera, a medical diagnostics company; Howmet Aerospace, a metals manufacturing company; and XPO, a freight transportation services company, were among the top relative contributors to Fund performance.
Allocations
| An underweight to the financials sector detracted from relative results.
Individual holdings
| Fund positions in Lattice Semiconductor, a semiconductor company; MongoDB, a general-purpose database platform; and Trex Company, a wood-alternative manufacturing company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	16.57	10.30	9.88
Russell ® Midcap Growth Index	19.07	10.50	10.61
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmarks, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,541,448,107
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 11,506,515
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,541,448,107
Total number of portfolio holdings	71
Management services fees (represents 0.77% of Fund average net assets)	$ 11,506,515
Portfolio turnover for the reporting period	174%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CMGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Material Fund Change Notice [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Allocations
| An overweight to the communications services sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Natera, a medical diagnostics company; Howmet Aerospace, a metals manufacturing company; and XPO, a freight transportation services company, were among the top relative contributors to Fund performance.
Allocations
| An underweight to the financials sector detracted from relative results.
Individual holdings
| Fund positions in Lattice Semiconductor, a semiconductor company; MongoDB, a general-purpose database platform; and Trex Company, a wood-alternative manufacturing company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	16.62	10.36	9.96
Russell ® Midcap Growth Index	19.07	10.50	10.61
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmarks, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,541,448,107
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 11,506,515
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,541,448,107
Total number of portfolio holdings	71
Management services fees (represents 0.77% of Fund average net assets)	$ 11,506,515
Portfolio turnover for the reporting period	174%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Allocations
| An overweight to the communications services sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Natera, a medical diagnostics company; Howmet Aerospace, a metals manufacturing company; and XPO, a freight transportation services company, were among the top relative contributors to Fund performance.
Allocations
| An underweight to the financials sector detracted from relative results.
Individual holdings
| Fund positions in Lattice Semiconductor, a semiconductor company; MongoDB, a general-purpose database platform; and Trex Company, a wood-alternative manufacturing company, were top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	16.71	10.42	10.02
Russell ® Midcap Growth Index	19.07	10.50	10.61
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmarks, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,541,448,107
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 11,506,515
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,541,448,107
Total number of portfolio holdings	71
Management services fees (represents 0.77% of Fund average net assets)	$ 11,506,515
Portfolio turnover for the reporting period	174%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Ares Management Corp., Class A	3.2%
Trade Desk, Inc. (The), Class A	2.8%
Spotify Technology SA	2.8%
FTAI Aviation Ltd.	2.5%
XPO, Inc.	2.4%
Domino's Pizza, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Burlington Stores, Inc.	2.2%
PulteGroup, Inc.	2.2%
Targa Resources Corp.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds